Restructuring and Long-Lived Asset impairment (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 25, 2022 position	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Impairment of leased assets				$ 3,021,000	$ 0
January 2022 Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				3,200,000
Payments for restructuring				2,400,000
January 2022 Reduction | Forecast
Restructuring Cost and Reserve [Line Items]
Payments for restructuring			$ 800,000
July 2022 Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring expenses				3,000,000
Payments for restructuring				$ 2,200,000
Reduction in force | position	37
July 2022 Reduction | Forecast | Subsequent Event
Restructuring Cost and Reserve [Line Items]
Payments for restructuring		$ 800,000